Fair Value: Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value

Predominant	Significant	Range of Values
Valuation Method	Unobservable Input	Unobservable Input

Single premium deferred annuities and related assets on deposit
Discounted cash flow	Lapse rates	2% to 4% with an excess lapse rate at
the end of the index period of 91%.
	Company's own credit	100 - 149 basis points added on to
	and risk margin	discount rate